Stock Based Compensation - Schedule of Nonvested Shares Granted Under Stock Option Plan (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Non-vested, Options Outstanding, Beginning balance	765,625	1,330,469
Non-vested, Options Granted
Non-vested, Options Vested	(765,625)	(564,844)
Non-vested, Options Forfeited
Non-vested, Options Outstanding, Ending balance		765,625